united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 12/31

Date of reporting period: 06/30/22

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

LHA Tactical Beta Variable Series Fund

Semi-Annual Report

June 30, 2022

Little Harbor Advisors, LLC
30 Doaks Lane
Marblehead, MA 01945

LHA Tactical Beta Variable Series Fund
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)

Assets:
Cash	$50,000
Total Assets	50,000

Net assets	$50,000

Net assets consist of:
Paid-in capital	$50,000
Net assets	$50,000

Series II
Net Assets	$50,000
Shares outstanding (no par value, unlimited shares authorized)	5,000
Net asset value, offering and redemption price per share	$10.00

The accompanying notes are an integral part of this financial statement.

1

LHA Tactical Beta Variable Series Fund
Notes to the Financial Statement
June 30, 2022 (Unaudited)

NOTE 1. ORGANIZATION

The LHA Tactical Beta Variable Series Fund (the “Fund”) was organized as a non-diversified series of Unified Series Trust (the “Trust”) on August 17, 2021. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund seeks long-term out-performance (net of fees) relative to the large-capitalization U.S. equity market. The Fund has no operations to date other than those relating to organizational matters, including the issuance of 5,000 shares at $10.00 per share to its initial investor, Little Harbor Advisors, LLC (the “Adviser”), the investment adviser to the Fund. Shares of the Fund are currently offered only to insurance company separate accounts funding variable annuity contracts and variable life insurance policies.

The Fund currently offers one class of shares, Series II. The Fund’s Series I shares have been approved by the Board, but are not yet available for purchase and are not being offered at this time. The inception date of the Fund’s Series II shares was December 1, 2021. Operations have not yet commenced for the Fund and all holdings are in currently cash. Each share represents an equal proportionate interest in the assets and liabilities belonging to the applicable class of the Fund and is entitled to such dividends and distributions out of income belonging to the applicable class of the Fund as are declared by the Board. Expenses attributable to any class are borne by that class. On matters that affect the Fund as a whole, each class has the same voting and other rights and preferences as any other class. On matters that affect only one class, only shareholders of that class may vote. Each class votes separately on matters affecting only that class, or as expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. The Fund may offer additional classes of shares in the future.

Non-Diversification Risk – The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance. However, the Fund intends to satisfy the asset diversification requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (“Code”) for qualification as a regulated investment company (“RIC”) and under Section 817(h) of the Code with respect to variable annuity or variable life insurance contract.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund intends to qualify each year as a RIC under the Code by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended June 30, 2022, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when

2

LHA Tactical Beta Variable Series Fund
Notes to the Financial Statement (continued)
June 30, 2022 (Unaudited)

incurred. During the six months ended June 30, 2022, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous tax year end and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board) . Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund- wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions - The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

3

LHA Tactical Beta Variable Series Fund
Notes to the Financial Statement (continued)
June 30, 2022 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The Fund did not hold any investments during the reporting period in which other significant observable inputs were used in determining fair value. The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.30% of the Fund’s average daily net assets. The management fee is a unitary fee that includes all of the operating expenses of the Fund except portfolio transaction and other investment related costs (including brokerage fees and commissions, and fees and expenses associated with investments in derivative instruments, such as option and swap fees and expenses), taxes, borrowing costs (such as interest and dividend expense on securities sold short), extraordinary expenses, and any indirect expenses (such as fees and expenses associated with investment in acquired funds and other collective investment vehicles).

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Adviser pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Adviser, which are approved annually by the Board.

4

LHA Tactical Beta Variable Series Fund
Notes to the Financial Statement (continued)
June 30, 2022 (Unaudited)

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,785 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $3,235 per fund from the Trust, and the Independent Chairman of the Board receives $3,435 per fund from the Trust. Independent Trustees also receive $1,000 for attending any special meeting that requires an in person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings.

The Fund has adopted a distribution or “Rule 12b- 1” Plan for its Series II shares. The plan allows the Fund to pay distribution fees to life insurance companies and others to promote the sale and distribution of Series II shares. The plan provides for a maximum fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Fund).

NOTE 5. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a) (9) of the 1940 Act. On June 30, 2022, the Adviser owned 100% of the Fund.

NOTE 6. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 7. SHARES OF BENEFICIAL INTEREST TRANSACTIONS

For the six months ended June 30, 2022, the shares of beneficial interest and dollar activity in the Fund was as follows:

Series II	Shares	Dollars
Proceeds from issuance of shares	—	$—
Payments for redemption of shares	—	—
Net increase	—	$—

NOTE 8. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

5

Privacy Notice

Rev: March 2021

FACTS	WHAT DOES LHA TACTICAL BETA VARIABLE SERIES FUND (the “Fund”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■    Social Security number

■    account balances and account transactions

■    transaction or loss history and purchase history

■    checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (833) 351-2991

6

Who we are
Who is providing this notice?	LHA Tactical Beta Variable Series Fund Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How does the Fund protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does the Fund collect my personal information?

We collect your personal information, for example, when you

■    open an account or deposit money

■    buy securities from us or sell securities to us

■    make deposits or withdrawals from your account

■    give us your account information

■    make a wire transfer

■    tell us who receives the money

■    tell us where to send the money

■    show your government-issued ID

■    show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■    sharing for affiliates’ everyday business purposes — information about your creditworthiness

■    affiliates from using your information to market to you

■    sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■    Little Harbor Advisors, LLC, the investment adviser to the Fund, could be deemed to be an affiliate.

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ The Fund does not share your personal information with nonaffiliates so they can market to you
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Fund doesn’t jointly market.

7

PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 351-2991 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES Kenneth G.Y. Grant, Chairman David R. Carson Daniel J. Condon Gary E. Hippenstiel Stephen A. Little Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 151 N Franklin Street, Suite 575 Chicago, IL 60606

OFFICERS Martin R. Dean, President Gweneth K.Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer Lynn E. Wood, Assistant Chief Compliance Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Little Harbor Advisors, LLC 30 Doaks Lane Marblehead, MA 01945	CUSTODIAN Fifth Third Bank, N.A. 38 Fountain Square Plaza Cincinnati, OH 45263

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

LHA-SAR-22

Semi-Annual Report June 30, 2022

CDGCX	Crawford Large Cap Dividend Fund Class C

CDGIX	Crawford Large Cap Dividend Fund Class I

CDOFX	Crawford Small Cap Dividend Fund Class I

CMALX	Crawford Multi-Asset Income Fund

For a prospectus and more information, including charges and expenses call (800) 431-1716. The prospectus should be read carefully before investing. Past performance does not guarantee future results. Shares when redeemed may be worth more or less than their original cost.	Fund Investment Adviser: Crawford Investment Counsel, Inc. 600 Galleria Parkway SE, Suite 1650 Atlanta, Georgia 30339 www.CrawfordInvestmentFunds.com
Distributed by
Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

Management Discussion of Fund Performance – (Unaudited)

During the first half of 2022, both stock and bond markets experienced bear market conditions, which is highly unusual, but we are living in unusual times. Stocks were down approximately 20% as measured by the S&P 500 Index, and the -11% total return on the 10-year Treasury note certainly qualifies as a bond bear market as well. Needless to say, it has been a challenging period.

It is very easy to identify the largest contributor of the turmoil in both stocks and bonds. We believe it is inflation. Running at the headline rate of 8.5%, the highest in 40 years, inflation is staggering. It represents a condition that is stressing consumers and companies. Such a worldwide phenomenon insidiously erodes purchasing power and wealth, destroys confidence, and impedes forward planning for investment. High inflation is a bad thing, and the stock and bond markets are reacting negatively to it.

The reasons we have this inflation are well rehearsed. The Covid pandemic is at the heart of it, leading to what, in retrospect, were excessive fiscal and monetary responses, repeated supply-side disruptions, and continuing lockdowns in China. The Russia-Ukraine war has further complicated supply-side problems. The Federal Reserve has the tools to reduce inflation, and as Chairman Jerome Powell commented, “In the fight against inflation, defeat is not an option.” The primary tool is interest rates, and the Fed is moving aggressively to raise rates to reduce demand and restore the balance between supply and demand, which has been weighing on markets.

The high-quality orientation of the Funds has helped preserve capital in a difficult period. This is an essential aspect of our investment approach: the ability to be defensive when markets are weak and to participate when they are strong. In addition, dividends continue to be an important part of our investment philosophy and process. Dividends represent a key component of total return over time, and a consistent and growing dividend often demonstrates a company’s ability to generate a sustainable and growing cash flow stream. We believe quality and dividends are inexorably linked and look to a company’s dividend history as an initial indicator of quality.

As we move into the second half of 2022, we are committed to maintaining a high-quality investment profile and owning companies with attractive valuations. These portfolio attributes may help narrow the range of outcomes, improve our likelihood of success, and help ensure that the companies owned will demonstrate fundamental progress in their businesses.

Crawford Large Cap Dividend Fund:

For the first six months ended June 30, 2022, the Crawford Large Cap Dividend Fund (the “Large Cap Fund”) Class I Shares and Class C Shares produced total returns of -12.86% and -13.27%, respectively. This compares to a total return for the same time period of -12.86% for the Large Cap Fund’s primary benchmark, the Russell 1000 Value Index.

Management Discussion of Fund Performance – (Unaudited) (continued)

Investment returns were negative across all sectors except Energy in the primary benchmark. Within this environment, the Large Cap Fund experienced above benchmark results in Healthcare, Consumer Staples, Financials, Information Technology, and Consumer Discretionary sectors. Offsetting this was the Large Cap Fund’s zero weighting in Energy, the most significant negative sector influence on returns.

The strategy maintains a high-quality orientation, and the adviser believes the portfolio is well-positioned to obtain attractive, long-term, risk-adjusted returns.

Small Cap Dividend Fund:

For the six months ended June 30, 2022, the Crawford Small Cap Dividend Fund (the “Small Cap Fund”) produced a total return of -14.53%. This compares to a total return of -23.43% for the Small Cap Fund’s primary benchmark, the Russell 2000 Index.

For the first six months ended June 30, 2022, the Small Cap Fund’s quality bias helped deliver strong results. Dividend-paying stocks performed well, and quality performed better in a down market. Within the portfolio, the Healthcare sector was the most significant contributor to relative performance, followed by Technology and Financials. The worst relative contributions compared to the Small Cap Fund’s primary benchmark came from Energy and Materials.

The adviser believes the Small Cap Fund’s quality-focused, bottom-up investment process aligns well with the Small Cap Fund’s objectives. In addition, the adviser expects the Small Cap Fund to benefit from an information advantage in smaller-company stocks and a behavioral bias among investors against more consistent, predictable, dividend-paying companies with smaller market capitalizations.

Multi-Asset Income Fund:

As of the six months ended June 30, 2022, the Crawford Multi-Asset Income Fund (the “Multi-Asset Fund”) produced a total return of -3.20%. This compares to a total return of -6.07% for the Multi-Asset Fund’s benchmark, the NASDAQ U.S. Multi-Asset Diversified Income Index. The adviser attributes the outperformance relative to the primary benchmark to the Multi-Asset Fund’s higher-quality orientation, lower overall sensitivity to the economy, and risk management.

The Multi-Asset Fund’s portfolio management process is oriented toward generating a high level of current income. To achieve the desired yield, the Multi-Asset Fund accepts and manages four sources of risk. These four risks are 1) Market risk, 2) Interest rate risk, 3) Energy price risk, and 4) Credit risk. Allocations to various asset categories such as high-dividend equities, preferred stocks, corporate bonds, real estate investment trusts, and energy infrastructure companies will vary over time as changes occur in individual

Management Discussion of Fund Performance – (Unaudited) (continued)

security pricing and based on the overall income opportunity set. Currently, the higher interest rate environment is providing some opportunities. The adviser believes that the income-producing ability of the portfolio is intact and will continue to serve shareholders well going forward.

Conclusion:

The adviser is well prepared to invest in challenging environments. The Funds’ investment philosophy is anchored in the assumption that the future is always uncertain, and as such, the range of potential outcomes for any particular investment is wide. To the extent possible, the adviser seeks to bring more certainty when crafting the portfolios. This is accomplished by focusing on quality, underlying fundamentals, and dividend sustainability when considering individual securities. This underwriting discipline is paired with purposeful, risk-managed portfolio construction to narrow the range of outcomes. We continue to believe that we are well-positioned for the current environment. We remain pleased with the relative downside protection provided by the Funds.

Investment Results (Unaudited)

Average Annual Total Returns(a) as of June 30, 2022

	Six Months	One Year	Five Year	Ten Year
Crawford Large Cap Dividend Fund
Class I	-12.86%	-7.36%	8.91%	9.58%
Class C (b)	-13.27%	-8.28%	7.82%	8.50%
Russell 1000® Value Index(c)	-12.86%	-6.82%	7.17%	10.50%

	Expense Ratios(d)
	Class I	Class C
Gross	0.89%	1.89%
With Applicable Waivers(e)	0.89%	1.89%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Crawford Large Cap Dividend Fund (the “Large Cap Dividend Fund”) distributions or the redemption of Large Cap Dividend Fund shares. Current performance of the Large Cap Dividend Fund may be lower or higher than the performance quoted. The Large Cap Dividend Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 431-1716.

(a)	The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for less than one year are not annualized.

(b)	Class C shares are sold with no initial sales charge, but are subject to a Contingent Deferred Sales Charge (CDSC) of 1.00% if redeemed within one year of purchase and an annual 12b-1 fee of 1.00%.

(c)	The Russell 1000® Value Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Large Cap Dividend Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Large Cap Dividend Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an Index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d)	The expense ratios reflect information from the Large Cap Dividend Fund’s prospectus dated April 30, 2022. Crawford Investment Counsel, Inc. (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees

Investment Results (Unaudited) (continued)

payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of the Large Cap Dividend Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Large Cap Dividend Fund’s business, do not exceed 0.98% through April 30, 2023. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Large Cap Dividend Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Large Cap Dividend Fund’s expense ratios as of June 30, 2022 can be found in the financial highlights.

(e)	The expense ratios, as of the Large Cap Dividend Fund’s prospectus dated April 30, 2022, exclude recoupment by the Adviser of previously waived management fees in the amount of 0.04%. If recoupment of previously waived management fees were included, Other Expenses would be 0.43%.

The Large Cap Dividend Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The Large Cap Dividend Fund’s prospectus contains this and other important information about the Large Cap Dividend Fund and may be obtained by calling (800) 431-1716. Please read it carefully before investing.

The Large Cap Dividend Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of June 30, 2022

				Since
				Inception
	Six Months	One Year	Five Year	(9/26/12)
Crawford Small Cap Dividend Fund
Class I	-14.53%	-10.14%	5.86%	10.03%
Russell 2000® Index(b)	-23.43%	-25.20%	5.17%	9.07%

		Expense Ratios(c)
		Class I
Gross		1.12%
With Applicable Waivers		0.99%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Crawford Small Cap Dividend Fund (the “Small Cap Dividend Fund”) distributions or the redemption of Small Cap Dividend Fund shares. Current performance of the Small Cap Dividend Fund may be lower or higher than the performance quoted. The Small Cap Dividend Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 431-1716.

(a)	The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for less than one year are not annualized.

(b)	The Russell 2000® Index is a widely recognized unmanaged index of equity prices and is representative of a broader market and range of securities than are found in the Small Cap Dividend Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Small Cap Dividend Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios reflect information from the Small Cap Dividend Fund’s prospectus dated April 30, 2022. Crawford Investment Counsel, Inc. (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Small Cap Dividend Fund service

Investment Results (Unaudited) (continued)

providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Small Cap Dividend Fund’s business, do not exceed 0.99% through April 30, 2023. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/ expense payment by the Adviser is subject to recoupment by the Adviser from the Small Cap Dividend Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Small Cap Dividend Fund’s expense ratios as of June 30, 2022 can be found in the financial highlights.

The Small Cap Dividend Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Small Cap Dividend Fund and may be obtained by calling (800) 431-1716. Please read it carefully before investing.

The Small Cap Dividend Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of June 30, 2022

			Since
			Inception
	Six Months	One Year	(9/12/17)
Crawford Multi-Asset Income Fund	-3.20%	-0.66%	3.79%
NASDAQ US Multi-Asset Diversified Income
IndexSM (b)	-6.07%	-4.85%	1.66%

		Expense Ratios(c)
Gross		1.21%
With Applicable Waivers		1.01%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Crawford Multi-Asset Income Fund (the “Multi-Asset Income Fund”) distributions or the redemption of Multi-Asset Income Fund shares. Current performance of the Multi-Asset Income Fund may be lower or higher than the performance quoted. The Multi-Asset Income Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (800) 431-1716.

(a)	The average annual total returns set forth above include all waivers of fees for various periods since inception. Without such fee waivers, the total returns would have been lower. Total returns shown assume reinvestment of all capital gains and dividend distributions and reflect any changes in price per share. Total returns for less than one year are not annualized.

(b)	The NASDAQ US Multi-Asset Diversified Income Index SM is designed to provide exposure to multiple asset segments, each selected to result in a consistent and high yield. The index is comprised of securities classified as U.S. equities, U.S. Real Estate Investment Trusts, U.S. preferred securities, U.S. Master Limited Partnerships, and a high-yield corporate debt Exchange Traded Fund and is representative of a broader market and range of securities than are found in the Multi-Asset Income Fund’s portfolio. Index returns do not reflect the deduction of expenses, which have been deducted from the Multi-Asset Income Fund’s returns. Index returns assume reinvestment of all distributions and do not reflect the deduction of taxes and fees. Individuals cannot invest directly in an index; however, an individual may invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The expense ratios, which include acquired fund fees and expenses of 0.01%, reflect information from the Multi-Asset Income Fund’s prospectus dated April 30, 2022. Crawford Investment Counsel, Inc. (the “Adviser”) contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization;

Investment Results (Unaudited) (continued)

extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Multi-Asset Income Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Multi-Asset Income Fund’s business, do not exceed 1.00% through April 30, 2023. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Multi-Asset Income Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Multi-Asset Income Fund’s expense ratios (not including acquired fund fees and expenses) as of June 30, 2022 can be found in the financial highlights.

The Multi-Asset Income Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Multi-Asset Income Fund and may be obtained by calling (800) 431-1716. Please read it carefully before investing.

The Multi-Asset Income Fund is distributed by Ultimus Fund Distributors, LLC, Member FINRA/SIPC.

Fund Holdings (Unaudited)

June 30, 2022

Crawford Large Cap Dividend Fund Holdings as of June 30, 2022.*

The investment objective of the Crawford Large Cap Dividend Fund is total return. Total return is comprised of both capital appreciation and income.

Crawford Small Cap Dividend Fund Holdings as of June 30, 2022.*

The investment objective of the Crawford Small Cap Dividend Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. Total return is comprised of both capital appreciation and income.

*	As a percentage of net assets.

Fund Holdings (Unaudited)

June 30, 2022

Crawford Multi-Asset Income Fund Holdings as of June 30, 2022.*

*	As a percentage of net assets.

The investment objective of the Crawford Multi-Asset Income Fund is to provide current income.

Availability of Portfolio Schedule – (Unaudited)

The Funds file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov or on the Funds’ website at http://www.crawfordinvestmentfunds.com.

Crawford Large Cap Dividend Fund

Schedule of Investments

June 30, 2022 (Unaudited)

COMMON STOCKS — 98.78%	Shares	Fair Value

Communications — 4.84%
Comcast Corp., Class A	43,000	$1,687,320
Omnicom Group, Inc.	14,850	944,609
		2,631,929
Consumer Discretionary — 8.14%
Genuine Parts Co.	13,940	1,854,020
Hasbro, Inc.	10,000	818,800
Home Depot, Inc. (The)	6,410	1,758,071
		4,430,891
Consumer Staples — 11.99%
Coca-Cola Co. (The)	30,000	1,887,300
Mondelez International, Inc., Class A	25,850	1,605,027
Philip Morris International, Inc.	19,250	1,900,745
Procter & Gamble Co. (The)	7,900	1,135,941
		6,529,013
Financials — 16.77%
American Express Co.	10,900	1,510,958
BlackRock, Inc.	2,100	1,278,984
Chubb Ltd.	5,920	1,163,754
JPMorgan Chase & Co.	6,700	754,487
M&T Bank Corp.	3,000	478,170
Marsh & McLennan Cos., Inc.	7,000	1,086,750
Northern Trust Corp.	14,320	1,381,594
Willis Towers Watson PLC	7,478	1,476,082
		9,130,779
Health Care — 17.86%
AbbVie, Inc.	12,500	1,914,500
AstraZeneca PLC - ADR	27,500	1,816,925
Cardinal Health, Inc.	3,000	156,810
Johnson & Johnson	13,140	2,332,481
Medtronic PLC	15,000	1,346,250
Merck & Co., Inc.	20,770	1,893,601
Stryker Corp.	1,300	258,609
		9,719,176
Industrials — 15.40%
Honeywell International, Inc.	7,800	1,355,718
Hubbell, Inc.	7,140	1,275,061
Johnson Controls International PLC	31,600	1,513,008
Raytheon Technologies Corp.	12,500	1,201,375
TE Connectivity Ltd.	6,000	678,900
United Parcel Service, Inc., Class B	12,930	2,360,242
		8,384,304
Technology — 22.02%
Accenture PLC, Class A	5,840	1,621,475
Fidelity National Information Services, Inc.	10,500	962,535
Global Payments, Inc.	7,700	851,928

See accompanying notes which are an integral part of these financial statements.

Crawford Large Cap Dividend Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

COMMON STOCKS — 98.78% - (continued)	Shares	Fair Value

Technology — 22.02% - (continued)
International Business Machines Corp.	8,000	$1,129,520
Microsoft Corp.	10,370	2,663,327
S&P Global, Inc.	3,600	1,213,416
SAP SE - ADR	9,500	861,840
Texas Instruments, Inc.	13,350	2,051,228
Visa, Inc., Class A	3,200	630,048
		11,985,317
Utilities — 1.76%
American Electric Power Co., Inc.	10,000	959,400
Total Common Stocks (Cost $31,990,105)		53,770,809

MONEY MARKET FUNDS - 1.20%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 1.37%(a)	652,231	652,231
Total Money Market Funds (Cost $652,231)		652,231

Total Investments — 99.98% (Cost $32,642,336)		54,423,040
Other Assets in Excess of Liabilities — 0.02%		11,052
NET ASSETS — 100.00%		$54,434,092

(a)	Rate disclosed is the seven day effective yield as of June 30, 2022.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund Schedule of Investments

June 30, 2022 (Unaudited)

COMMON STOCKS — 98.87%	Shares	Fair Value

Communications — 0.51%
Switch, Inc., Class A	43,618	$1,461,203

Consumer Discretionary — 10.80%
Academy Sports & Outdoors, Inc.	41,110	1,461,049
Carter’s, Inc.	45,374	3,197,960
Columbia Sportswear Co.	41,200	2,949,096
Hanesbrands, Inc.	270,500	2,783,445
HNI Corp.	84,944	2,946,707
JOANN, Inc.	359,492	2,786,063
Johnson Outdoors, Inc., Class A	47,113	2,881,431
Leggett & Platt, Inc.	89,570	3,097,331
Monro, Inc.	69,248	2,969,355
Rocky Brands, Inc.	66,624	2,277,208
Wolverine World Wide, Inc.	180,943	3,647,810
		30,997,455
Consumer Staples — 8.38%
Casey’s General Stores, Inc.	22,887	4,233,637
Flowers Foods, Inc.	110,461	2,907,334
Inter Parfums, Inc.	37,445	2,735,732
J&J Snack Foods Corp.	25,578	3,572,223
MGP Ingredients, Inc.	53,661	5,370,929
PriceSmart, Inc.	52,984	3,795,244
Turning Point Brands, Inc.	53,500	1,451,455
		24,066,554
Energy — 1.25%
DT Midstream, Inc.	73,006	3,578,754

Financials — 21.37%
Artisan Partners Asset Management, Inc., Class A	86,308	3,069,976
BancFirst Corp.	44,731	4,281,204
First Hawaiian, Inc.	122,076	2,772,346
Glacier Bancorp, Inc.	60,462	2,867,108
Hanover Insurance Group, Inc.	40,159	5,873,254
Houlihan Lokey, Inc.	50,826	4,011,696
Lazard Ltd., Class A	77,739	2,519,521
Old Republic International Corp.	161,397	3,608,837
SouthState Corp.	76,468	5,899,506
Stock Yards Bancorp, Inc.	59,532	3,561,204
Trico Bancshares	137,004	6,252,863
Valley National Bancorp	505,456	5,261,797
Walker & Dunlop, Inc.	49,900	4,807,366
Webster Financial Corp.	76,549	3,226,540
WSFS Financial Corp.	83,149	3,333,443
		61,346,661
Health Care — 9.46%
Atrion Corp.	9,356	5,883,614

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

COMMON STOCKS — 98.87% - (continued)	Shares	Fair Value

Health Care — 9.46% - (continued)
CONMED Corp.	58,591	$5,610,674
LeMaitre Vascular, Inc.	73,033	3,326,653
Perrigo Co. PLC	101,801	4,130,067
Psychemedics Corp.	216,581	1,373,124
U.S. Physical Therapy, Inc.	62,713	6,848,259
		27,172,391
Industrials — 24.69%
AZZ, Inc.	77,707	3,172,000
ESCO Technologies, Inc.	89,244	6,101,613
Franklin Electric Co., Inc.	75,818	5,554,427
Hackett Group, Inc. (The)	328,513	6,231,892
Healthcare Services Group, Inc.	174,535	3,038,654
Landstar System, Inc.	11,218	1,631,322
Littelfuse, Inc.	22,602	5,741,812
Moog, Inc., Class A	56,875	4,515,306
MSC Industrial Direct Co., Inc., Class A	63,857	4,796,299
Mueller Water Products, Inc., Series A	426,522	5,003,103
National Instruments Corp.	164,651	5,142,051
nVent Electric PLC	181,259	5,678,844
Standex International, Inc.	41,500	3,518,370
Tennant Co.	48,891	2,896,792
Valmont Industries, Inc.	21,941	4,928,607
Woodward, Inc.	31,690	2,931,008
		70,882,100
Materials — 1.93%
HB Fuller Co.	91,804	5,527,519

Real Estate — 4.34%
Armada Hoffler Properties, Inc.	193,006	2,478,197
Four Corners Property Trust, Inc.	91,401	2,430,353
Independence Realty Trust, Inc.	227,443	4,714,893
STAG Industrial, Inc.	92,117	2,844,573
		12,468,016
Technology — 14.77%
Absolute Software Corp.	411,525	3,559,691
American Software, Inc., Class A	341,236	5,514,374
AudioCodes, Ltd.	202,580	4,464,863
Brooks Automation, Inc.	67,627	4,875,907
Cass Information Systems, Inc.	92,902	3,140,088
Power Integrations, Inc.	66,241	4,968,737
Sapiens International Corp. NV	172,250	4,166,728
Simulations Plus, Inc.	138,065	6,810,746
TTEC Holdings, Inc.	72,236	4,904,102
		42,405,236

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

COMMON STOCKS — 98.87% - (continued)	Shares	Fair Value

Utilities — 1.37%
Black Hills Corp.	54,052	$3,933,364
Total Common Stocks (Cost $260,648,578)		283,839,253

MONEY MARKET FUNDS - 1.05%
Federated Hermes Treasury Obligations Fund, Institutional Shares, 1.37%(a)	3,026,395	3,026,395
Total Money Market Funds (Cost $3,026,395)		3,026,395

Total Investments — 99.92% (Cost $263,674,973)		286,865,648
Other Assets in Excess of Liabilities — 0.08%		218,904
NET ASSETS — 100.00%		$287,084,552

(a)	Rate disclosed is the seven day effective yield as of June 30, 2022.

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund

Schedule of Investments

June 30, 2022 (Unaudited)

COMMON STOCKS — 50.75%	Shares	Fair Value

Communications — 5.16%
AT&T, Inc.	55,800	$1,169,568
BCE, Inc.	58,920	2,897,686
Verizon Communications, Inc.	53,360	2,708,020
		6,775,274
Consumer Staples — 3.29%
Kraft Heinz Co. (The)	54,390	2,074,435
Philip Morris International, Inc.	22,700	2,241,398
		4,315,833
Energy — 11.12%
DT Midstream, Inc.	40,430	1,981,879
Kinder Morgan, Inc.	237,580	3,981,841
ONEOK, Inc.	66,560	3,694,080
Williams Cos., Inc. (The)	158,450	4,945,224
		14,603,024
Financials — 5.57%
Huntington Bancshares, Inc.	277,560	3,339,046
New Residential Investment Corp.	213,890	1,993,455
New York Community Bancorp, Inc.	217,820	1,988,697
		7,321,198
Health Care — 6.40%
AbbVie, Inc.	21,660	3,317,446
Cardinal Health, Inc.	43,600	2,278,972
Gilead Sciences, Inc.	45,495	2,812,046
		8,408,464
Industrials — 1.07%
BAE Systems PLC - ADR	34,650	1,406,790

Real Estate — 11.22%
Alexander’s, Inc.	12,680	2,816,988
Brandywine Realty Trust	193,970	1,869,871
Four Corners Property Trust, Inc.	81,830	2,175,860
Physicians Realty Trust	148,390	2,589,405
STAG Industrial, Inc.	31,960	986,925
WP Carey, Inc.	51,980	4,307,062
		14,746,111
Technology — 3.63%
International Business Machines Corp.	33,740	4,763,751

Utilities — 3.29%
NorthWestern Corp.	73,340	4,321,926
Total Common Stocks (Cost $61,092,981)		66,662,371

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

PREFERRED STOCKS — 37.50%	Shares	Fair Value

Energy— 1.04%
Energy Transfer LP, Series D, 7.63%	57,530	$1,362,310

Financials— 20.62%
AGNC Investment Corp., Series C, 7.00%	56,340	1,263,143
Allstate Corp., Series G, 5.63%	64,550	1,598,258
Ally Financial, Inc., Series B, 4.70%	3,989,000	3,175,802
American Express Co., Series D, 3.55%	4,100,000	3,341,661
Annaly Capital Management, Inc., Series F, 6.95%	139,530	3,119,891
Bank of America Corp., Series KK, 5.38%	51,050	1,170,577
Charles Schwab Corp. (The)(a)	4,517,000	3,821,258
Charles Schwab Corp. (The), Series D, 5.95%	51,250	1,278,688
Invesco Mortgage Capital, Inc., Series C, 7.50%	122,310	2,514,694
Two Harbors Investment Corp., Series B, 7.63%	161,400	3,557,255
Wells Fargo & Co., Series L, 7.50%	1,850	2,248,693
		27,089,920
Industrials— 1.77%
General Electric Co., Series D, 3.53%	2,640,000	2,323,068

Real Estate— 7.21%
Armada Hoffler Properties Inc., Series A, 6.75%	109,817	2,700,400
Digital Realty Trust, Inc., Series L, 5.20%	102,150	2,430,149
Hersha Hospitality Trust, Series D, 6.50%	66,910	1,339,538
UMH Properties, Inc., Series D, 6.38%	37,100	936,033
Vornado Realty Trust, Series M, 5.25%	104,150	2,064,253
		9,470,373
Utilities— 6.86%
Centerpoint Energy, Inc., Series A, 6.13%	1,920,000	1,634,330
Nisource, Inc., Series B, 6.50%	124,700	3,254,670
Sempra Energy, 5.75%	33,400	788,574
Spire, Inc., Series A, 5.90%	135,630	3,333,786
		9,011,360
Total Preferred Stocks (Cost $54,269,133)		49,257,031

	Principal
	Amount
CORPORATE BONDS — 11.01%
Consumer Discretionary— 3.03%
Newell Brands, Inc., 4.45%, 4/1/2026	$4,172,000	3,976,771

Energy— 5.02%
Transcanada Trust, 5.63%, 5/20/2075	2,830,000	2,658,399
Valero Energy Corp., 4.00%, 4/1/2029	4,144,000	3,931,495
		6,589,894
Utilities— 2.96%
Southern Co. (The), Series B, 5.46%, 3/15/2057	4,009,000	3,892,859
Total Corporate Bonds (Cost $14,722,180)		14,459,524

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund

Schedule of Investments (continued)

June 30, 2022 (Unaudited)

MONEY MARKET FUNDS - 0.48%	Shares	Fair Value
Federated Hermes Treasury Obligations Fund, Institutional Shares, 1.37%(b)	630,751	$630,751
Total Money Market Funds (Cost $630,751)		630,751

Total Investments — 99.74% (Cost $130,715,045)		131,009,677
Other Assets in Excess of Liabilities — 0.26%		340,070
NET ASSETS — 100.00%		$131,349,747

(a)	Non-income producing security.

(b)	Rate disclosed is the seven day effective yield as of June 30, 2022.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Statements of Assets and Liabilities

June 30, 2022 (Unaudited)

	Crawford	Crawford
	Large Cap	Small Cap	Crawford
	Dividend	Dividend	Multi-Asset
Assets	Fund	Fund	Income Fund
Investments in securities at value (cost$32,642,336, $263,674,973 and $130,715,045)	$54,423,040	$286,865,648	$131,009,677
Cash	3,600	18,723	—
Receivable for fund shares sold	—	28,656	—
Receivable for investments sold	—	2,565,615	—
Dividends and interest receivable	135,072	374,188	644,593
Prepaid expenses	22,955	21,461	9,065
Total Assets	54,584,667	289,874,291	131,663,335
Liabilities
Payable for fund shares redeemed	34,632	531,406	134,520
Payable for distributions to shareholders	62,467	120,171	63,262
Payable for investments purchased	—	1,890,619	—
Payable to Adviser	22,675	202,117	87,182
12b-1 fees accrued - Class C	7,004	—	—
Payable to affiliates	10,282	26,437	13,078
Payable to trustees	3,542	3,542	3,542
Other accrued expenses	9,973	15,447	12,004
Total Liabilities	150,575	2,789,739	313,588
Net Assets	$54,434,092	$287,084,552	$131,349,747
Net Assets consist of:
Paid-in capital	$31,531,443	$254,601,318	$129,693,349
Accumulated earnings	22,902,649	32,483,234	1,656,398
Net Assets	$54,434,092	$287,084,552	$131,349,747
Class I
Net Assets	$51,814,795	$287,084,552
Shares outstanding (unlimited number of shares authorized, no par value)	4,094,721	6,984,835
Net asset value (“NAV”) and offering price per share	$12.65	$41.10
Class C
Net Assets	$2,619,297
Shares outstanding (unlimited number of shares authorized, no par value)	208,854
Net asset value (“NAV”) and offering price per share	$12.54
Net Assets			$131,349,747
Shares outstanding (unlimited number of shares authorized, no par value)			5,336,735
Net asset value (“NAV”) and offering price per share			$24.61

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Statements of Operations

For the Six Months Ended June 30, 2022 (Unaudited)

	Crawford Large	Crawford Small	Crawford Multi-
	Cap Dividend	Cap Dividend	Asset Income
	Fund	Fund	Fund
Investment Income
Dividend income	$707,285	$3,390,850	$3,543,968
Interest income	—	—	202,289
Foreign dividend taxes withheld	(7,441)	(29,645)	(13,657)
Total investment income	699,844	3,361,205	3,732,600
Expenses
Adviser	144,370	1,544,733	683,991
Fund accounting	20,881	31,332	21,791
Administration	15,609	85,249	35,841
12b-1 fees- Class C	14,359	—	—
Registration	13,526	14,898	8,369
Transfer agent	13,389	14,350	8,926
Legal	9,941	9,941	9,940
Audit and tax preparation	9,422	9,422	9,930
Trustee	7,754	7,754	7,754
Compliance services	5,951	5,951	5,951
Custodian	3,799	17,526	8,072
Report printing	2,032	7,444	2,285
Insurance	1,589	3,672	2,100
Pricing	420	765	1,069
Miscellaneous	10,478	13,952	10,487
Total expenses	273,520	1,766,989	816,506
Fees contractually waived by Adviser	—	(223,534)	(132,664)
Net operating expenses	273,520	1,543,455	683,842
Net investment income	426,324	1,817,750	3,048,758
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	1,102,869	7,305,127	6,286,723
Net change in unrealized depreciation of investment securities and translation of assets and liabilities in foreign currency	(9,537,292)	(58,763,073)	(13,619,033)
Net realized and change in unrealized loss on investments and foreign currency	(8,434,423)	(51,457,946)	(7,332,310)
Net decrease in net assets resulting from operations	$(8,008,099)	$(49,640,196)	$(4,283,552)

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Statements of Changes in Net Assets

	Crawford Large Cap Dividend Fund
		For the
	For the Six	Year Ended
	Months Ended	December 31,
	June 30, 2022	2021
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$426,324	$720,827
Net realized gain on investment securities transactions	1,102,869	1,369,894
Net change in unrealized appreciation (depreciation) of investment securities	(9,537,292)	9,366,365
Net increase (decrease) in net assets resulting from operations	(8,008,099)	11,457,086
Distributions to Shareholders from Earnings
Class I	(387,486)	(2,110,276)
Class C	(6,028)	(83,969)
Total distributions	(393,514)	(2,194,245)
Capital Transactions - Class I
Proceeds from shares sold	2,230,675	3,181,478
Reinvestment of distributions	254,364	1,761,515
Amount paid for shares redeemed	(1,781,129)	(5,373,646)
Total Class I	703,910	(430,653)
Capital Transactions - Class C
Proceeds from shares sold	900	110,219
Reinvestment of distributions	6,015	83,359
Amount paid for shares redeemed	(140,464)	(561,579)
Total Class C	(133,549)	(368,001)
Net increase (decrease) in net assets resulting from capital transactions	570,361	(798,654)
Total Increase (Decrease) in Net Assets	(7,831,252)	8,464,187
Net Assets
Beginning of period	62,265,344	53,801,157
End of period	$54,434,092	$62,265,344
Share Transactions - Class I
Shares sold	164,111	235,160
Shares issued in reinvestment of distributions	19,011	122,006
Shares redeemed	(129,969)	(396,551)
Total Class I	53,153	(39,385)
Share Transactions - Class C
Shares sold	68	7,756
Shares issued in reinvestment of distributions	449	5,784
Shares redeemed	(10,472)	(42,096)
Total Class C	(9,955)	(28,556)
Net increase (decrease) in shares outstanding	43,198	(67,941)

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Statements of Changes in Net Assets (continued)

	Crawford Small Cap Dividend Fund
		For the
	For the Six	Year Ended
	Months Ended	December 31,
	June 30, 2022	2021
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,817,750	$3,419,285
Net realized gain on investment securities transactions	7,305,127	25,953,829
Net change in unrealized appreciation (depreciation) of investment securities	(58,763,073)	31,340,425
Net increase (decrease) in net assets resulting from operations	(49,640,196)	60,713,539
Distributions to Shareholders from Earnings
Class I	(1,520,914)	(23,570,079)
Total distributions	(1,520,914)	(23,570,079)
Capital Transactions - Class I
Proceeds from shares sold	14,905,239	47,465,130
Reinvestment of distributions	1,278,114	20,663,782
Amount paid for shares redeemed	(23,400,399)	(29,036,264)
Total Class I	(7,217,046)	39,092,648
Net increase (decrease) in net assets resulting from capital transactions	(7,217,046)	39,092,648
Total Increase (Decrease) in Net Assets	(58,378,156)	76,236,108
Net Assets
Beginning of period	345,462,708	269,226,600
End of period	$287,084,552	$345,462,708
Share Transactions - Class I
Shares sold	329,173	966,530
Shares issued in reinvestment of distributions	29,484	427,335
Shares redeemed	(521,359)	(584,423)
Total Class I	(162,702)	809,442
Net increase (decrease) in shares outstanding	(162,702)	809,442

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Statements of Changes in Net Assets (continued)

	Crawford Multi-Asset Income Fund
		For the
	For the Six	Year Ended
	Months Ended	December 31,
	June 30, 2022	2021
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$3,048,758	$3,649,282
Net realized gain on investment securities transactions	6,286,723	1,890,821
Net change in unrealized appreciation (depreciation) of investment securities	(13,619,033)	11,697,864
Net increase (decrease) in net assets resulting from operations	(4,283,552)	17,237,967
Distributions to Shareholders from
Earnings	(2,020,181)	(4,126,741)
Total distributions	(2,020,181)	(4,126,741)
Capital Transactions
Proceeds from shares sold	1,350,067	21,576,559
Reinvestment of distributions	1,638,651	3,311,063
Amount paid for shares redeemed	(4,026,905)	(5,363,476)
Net increase (decrease) in net assets resulting from capital transactions	(1,038,187)	19,524,146
Total Increase (Decrease) in Net Assets	(7,341,920)	32,635,372
Net Assets
Beginning of period	138,691,667	106,056,295
End of period	$131,349,747	$138,691,667
Share Transactions
Shares sold	52,645	850,422
Shares issued in reinvestment of distributions	63,958	132,281
Shares redeemed	(156,444)	(215,394)
Net increase (decrease) in shares outstanding	(39,841)	767,309

See accompanying notes which are an integral part of these financial statements.

Crawford Large Cap Dividend Fund – Class I

Financial Highlights

(For a share outstanding during each period)

	For the Six		For the Years Ended December 31,
	Months
	Ended
	June 30,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$14.62		$12.44	$12.44	$9.83	$10.63	$9.99
Investment operations:
Net investment income	0.11		0.18	0.21	0.19	0.18	0.16
Net realized and unrealized gain (loss)	(1.98)		2.53	0.65	2.61	(0.59)	1.24
Total from investment operations	(1.87)		2.71	0.86	2.80	(0.41)	1.40
Less distributions to shareholders from:
Net investment income	(0.10)		(0.18)	(0.21)	(0.19)	(0.18)	(0.17)
Net realized gains	—		(0.35)	(0.65)	—	(0.21)	(0.59)
Total distributions	(0.10)		(0.53)	(0.86)	(0.19)	(0.39)	(0.76)
Net asset value, end of period	$12.65		$14.62	$12.44	$12.44	$9.83	$10.63
Total Return(a)	(12.86	)% (b)	21.91%	7.32%	28.61%	(3.97)%	14.08%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$51,815		$59,095	$50,751	$47,713	$37,585	$33,272
Ratio of net expenses to average net assets	0.90	% (c)	0.93%	0.98%	0.98%	0.98%	0.98%
Ratio of expenses to average net assets before waiver or recoupment	0.90	% (c)	0.89%	0.95%	0.98%	1.03%	1.07%
Ratio of net investment income to average net assets	1.53	% (c)	1.28%	1.84%	1.64%	1.70%	1.57%
Portfolio turnover rate	7	% (b)	7%	43%	7%	14%	21%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Crawford Large Cap Dividend Fund – Class C

Financial Highlights

(For a share outstanding during each period)

	For the Six		For the Years Ended December 31,
	Months
	Ended
	June 30,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$14.49		$12.33	$12.33	$9.76	$10.54	$9.91
Investment operations:
Net investment income	0.04		0.04	0.10	0.07	0.08	0.06
Net realized and unrealized gain (loss)	(1.96)		2.51	0.64	2.57	(0.59)	1.22
Total from investment operations	(1.92)		2.55	0.74	2.64	(0.51)	1.28
Less distributions to shareholders from:
Net investment income	(0.03)		(0.04)	(0.09)	(0.07)	(0.06)	(0.06)
Net realized gains	—		(0.35)	(0.65)	—	(0.21)	(0.59)
Total distributions	(0.03)		(0.39)	(0.74)	(0.07)	(0.27)	(0.65)
Net asset value, end of period	$12.54		$14.49	$12.33	$12.33	$9.76	$10.54
Total Return(a)	(13.27	)% (b)	20.73%	6.26%	27.16%	(4.84)%	12.95%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$2,619		$3,171	$3,050	$4,168	$4,069	$5,385
Ratio of net expenses to average net assets	1.90	% (c)	1.96%	1.98%	1.98%	1.98%	1.98%
Ratio of expenses to average net assets before waiver or recoupment	1.90	% (c)	1.89%	1.95%	1.98%	2.03%	2.07%
Ratio of net investment income to average net assets	0.52	% (c)	0.26%	0.84%	0.64%	0.68%	0.56%
Portfolio turnover rate	7	% (b)	7%	43%	7%	14%	21%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Crawford Small Cap Dividend Fund – Class I

Financial Highlights

(For a share outstanding during each period)

	For the Six		For the Years Ended December 31,
	Months
	Ended
	June 30,
	2022		2021	2020	2019	2018	2017
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$48.33		$42.48	$41.98	$36.39	$42.42	$39.32
Investment operations:
Net investment income	0.26		0.52	0.52	0.55	0.47	0.40
Net realized and unrealized gain (loss)	(7.27)		8.83	0.83	7.20	(3.70)	5.06
Total from investment operations	(7.01)		9.35	1.35	7.75	(3.23)	5.46
Less distributions to shareholders from:
Net investment income	(0.22)		(0.53)	(0.48)	(0.58)	(0.45)	(0.43)
Net realized gains	—		(2.97)	(0.37)	(1.58)	(2.35)	(1.93)
Total distributions	(0.22)		(3.50)	(0.85)	(2.16)	(2.80)	(2.36)
Net asset value, end of period	$41.10		$48.33	$42.48	$41.98	$36.39	$42.42
Total Return(a)	(14.53	)% (b)	22.06%	3.50%	21.38%	(7.64)%	13.94%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$287,085		$345,463	$269,227	$249,865	$178,416	$181,709
Ratio of net expenses to average net assets	0.99	% (c)	0.99%	0.99%	1.03%	1.05%	1.05%
Ratio of expenses to average net assets before waiver or recoupment	1.13	% (c)	1.12%	1.17%	1.18%	1.20%	1.23%
Ratio of net investment income to average net assets	1.17	% (c)	1.07%	1.44%	1.36%	1.11%	1.00%
Portfolio turnover rate	12	% (b)	27%	32%	28%	33%	36%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Crawford Multi-Asset Income Fund

Financial Highlights

(For a share outstanding during each period)

	For the Six		For the Years Ended December 31,				For the
	Months						Period
	Ended						Ended
	June 30,						December
	2022		2021	2020	2019	2018	31, 2017 (a)
	(Unaudited)
Selected Per Share Data:
Net asset value, beginning of period	$25.80		$23.01	$25.74	$22.54	$24.79	$25.00
Investment operations:
Net investment income	0.57		0.74	0.79	0.94	1.05	0.24
Net realized and unrealized gain (loss)	(1.38)		2.88	(2.68)	3.56	(2.20)	(0.21)
Total from investment operations	(0.81)		3.62	(1.89)	4.50	(1.15)	0.03
Less distributions to shareholders from:
Net investment income	(0.38)		(0.83)	(0.82)	(1.00)	(1.04)	(0.23)
Net realized gains	—		—	—	(0.29)	(0.06)	—
Return of capital	—		—	(0.02)	(0.01)	—	(0.01)
Total distributions	(0.38)		(0.83)	(0.84)	(1.30)	(1.10)	(0.24)
Net asset value, end of period	$24.61		$25.80	$23.01	$25.74	$22.54	$24.79
Total Return(b)	(3.20	)% (c)	15.90%	(7.00)%	20.25%	(4.86)%	0.14	% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$131,350		$138,692	$106,056	$93,326	$50,923	$30,488
Ratio of net expenses to average net assets	1.00	% (d)	1.00%	1.00%	1.00%	1.00%	1.00	% (d)
Ratio of expenses to average net assets before waiver or recoupment	1.19	% (d)	1.20%	1.26%	1.32%	1.39%	2.46	% (d)
Ratio of net investment income to average net assets	4.46	% (d)	2.94%	3.67%	3.89%	4.51%	4.54	% (d)
Portfolio turnover rate	25	% (c)	12%	33%	20%	28%	5	% (c)

(a)	For the period September 12, 2017 (commencement of operations) to December 31, 2017.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Crawford Funds

Notes to the Financial Statements

June 30, 2022 (Unaudited)

NOTE 1. ORGANIZATION

Crawford Large Cap Dividend Fund (the “Large Cap Dividend Fund”, formerly known as Crawford Dividend Growth Fund), Crawford Small Cap Dividend Fund (the “Small Cap Dividend Fund”) and Crawford Multi-Asset Income Fund (the “Multi-Asset Income Fund”) (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Unified Series Trust (the “Trust”). The Large Cap Dividend Fund, Small Cap Dividend Fund, and Multi-Asset Income Fund were organized on December 7, 2003, June 21, 2012, and August 7, 2017, respectively. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is Crawford Investment Counsel, Inc. (the “Adviser”). The investment objective of the Large Cap Dividend Fund is to provide total return. The investment objective of the Small Cap Dividend Fund is to provide attractive long-term total return with below market risk as measured by standard deviation in comparison with the Russell 2000® Index. The investment objective of the Multi-Asset Income Fund is to provide current income.

The Large Cap Dividend Fund currently offers two classes of shares: Class C and Class I. Large Cap Dividend Fund Class I shares were first offered to the public on January 5, 2004, and Large Cap Dividend Fund Class C shares were first offered to the public on January 27, 2004. Small Cap Dividend Fund Class I shares were first offered to the public on September 26, 2012, and Small Cap Dividend Fund Class C shares were first offered to the public on April 29, 2015; closed for sale on December 3, 2019, and ceased operation on February 26, 2020. Shares of the Multi-Asset Income Fund were first offered to the public on September 12, 2017. Each class votes separately on matters affecting only that class, or on matters expressly required to be voted on separately by state or federal law. Shares of each class of a series have the same voting and other rights and preferences as the other classes and series of the Trust for matters that affect the Trust as a whole. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Funds and is entitled to such dividends and distributions out of income belonging to the Funds as are declared by the Board.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies” including Accounting Standards Update

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2022 (Unaudited)

2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statements of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statements of Operations.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended June 30, 2022, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2022 (Unaudited)

tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Large Cap Dividend Fund and Small Cap Dividend Fund each typically distribute substantially all of its net investment income quarterly and net realized capital gains, if any, at least annually. Multi-Asset Income Fund typically distributes net investment income monthly and any realized net capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. Where such differences are permanent in nature; they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values (“NAV”) per share of the Funds.

Contingent Deferred Sales Charges – With respect to the Class C shares of Large Cap Dividend Fund there is no initial sales charge on purchases. However, a contingent

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2022 (Unaudited)

deferred sales charge (“CDSC”) of 1.00%, based on the lower of the shares’ cost or current NAV, will be imposed on such purchases if the shares are redeemed within 12 months of purchase. Any shares acquired by reinvestment of distributions will be redeemed without a CDSC. In determining whether a CDSC is payable, the applicable Large Cap Dividend Fund will first redeem Class C shares not subject to any charge.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

•      Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

•      Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2022 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Debt securities are valued by using the mean between the closing bid and ask prices provided by a pricing service. If the closing bid and ask prices are not readily available, the pricing service may provide a price determined by a matrix pricing method. Matrix pricing is a mathematical technique used to value fixed income securities without relying exclusively on quoted prices. Matrix pricing takes into consideration recent transactions, yield, liquidity, risk, credit quality, coupon, maturity, type of issue and any other factors or market data the pricing service deems relevant for the actual security being priced and for other securities with similar characteristics. These securities will generally be categorized as Level 2 securities. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair value of the securities or when prices are not readily available from a pricing service, securities are valued at fair value as determined by the Adviser, in conformity with guidelines adopted by and subject to review of the Board. These securities will generally be categorized as Level 3 securities.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Adviser would be the amount that the Funds might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example,

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2022 (Unaudited)

be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Adviser’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Adviser is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2022:

Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Large Cap Dividend Fund
Common Stocks(a)	$53,770,809	$—	$—	$53,770,809
Money Market Funds	652,231	—	—	652,231
Total	$54,423,040	$—	$—	$54,423,040
Small Cap Dividend Fund
Common Stocks(a)	283,839,253	—	—	283,839,253
Money Market Funds	3,026,395	—	—	3,026,395
Total	$286,865,648	$—	$—	$286,865,648
Multi-Asset Income Fund
Common Stocks(a)	66,662,371	—	—	66,662,371
Preferred Stocks(a)	49,257,031	—	—	49,257,031
Corporate Bonds(a)	—	14,459,524	—	14,459,524
Money Market Funds	630,751	—	—	630,751
Total	$116,550,153	$14,459,524	$—	$131,009,677

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2022 (Unaudited)

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to each Fund (each an “Agreement”), manages the Funds’ investments. As compensation for its management services, each Fund pays the Adviser a fee based on each Fund’s average daily net assets as follows:

	Large Cap Dividend	Small Cap Dividend	Multi-Asset Income
	Fund	Fund	Fund
Management fee rate	0.50%	0.99%	1.00%
Management fees earned	$144,370	$1,544,733	$683,991
Fees recouped (waived)	$—	$(223,534)	$(132,664)

The Adviser contractually has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business, do not exceed 0.98% of the Fund’s average daily net assets with respect to the Large Cap Dividend Fund, 0.99% of the Fund’s average daily net assets with respect to the Small Cap Dividend Fund and 1.00% of the Fund’s average daily net assets with respect to the Multi-Asset Income Fund. The contractual arrangement for the Funds is in place through April 30, 2023.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the applicable Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

	Large Cap	Small Cap
	Dividend	Dividend	Multi-Asset
Recoverable Through	Fund	Fund	Income Fund
December 31, 2022	$—	$185,728	$116,068
December 31, 2023	—	386,201	238,010
December 31, 2024	—	431,087	250,932
June 30, 2025	—	223,534	132,664

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2022 (Unaudited)

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,785 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each receives annual compensation of $3,235 per fund from the Trust, and the Independent Chairman of the Board receives $3,435 per fund from the Trust. Independent Trustees also receive $1,000 for attending any special meeting that requires an in person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

The Trust, with respect to the Large Cap Dividend Fund has adopted a Class C Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund pays a fee to the Distributor, the Adviser or other financial institutions of 1.00% of the Class C’s average daily net assets (0.75% to help defray the cost of distributing Class C shares and 0.25% for servicing the Class C shareholders) attributable to the Fund in connection with the promotion and distribution of the Fund’s Class C shares or the provision of personal services to Class C shareholders. These services include, but are not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Fund shareholders, the printing and mailing of sales literature and servicing shareholder accounts (“12b-1 Expenses”). The Plan is a compensation plan, which means that compensation is provided regardless of 12b-1 Expenses actually incurred. Pursuant to the Plan, the Board reviews, at least quarterly, a written report of the distribution expenses incurred on behalf of the Funds under the Plan.

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2022 (Unaudited)

For the six months ended June 30, 2022, the Large Cap Dividend Class C shares incurred 12b-1 Expenses of $14,359. At June 30, 2022, $7,004 was owed for 12b-1 Expenses.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended June 30, 2022, purchases and sales of investment securities, other than short-term investments were as follows:

	Purchases	Sales
Large Cap Dividend Fund	$4,401,705	$4,263,690
Small Cap Dividend Fund	38,299,984	44,695,662
Multi-Asset Income Fund	32,327,752	33,281,607

There were no purchases or sales of long-term U.S. government obligations during the six months ended June 30, 2022.

NOTE 6. FEDERAL TAX INFORMATION

At June 30, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

	Large Cap	Small Cap	Multi-Asset
	Dividend Fund	Dividend Fund	Income Fund
Gross unrealized appreciation	$22,745,045	$44,002,663	$8,975,494
Gross unrealized depreciation	(988,065)	(20,811,991)	(8,680,864)
Net unrealized appreciation (depreciation) on investments	21,756,980	22,159,572	294,630
Tax cost of investments	32,666,060	264,706,076	130,715,047

The tax character of distributions paid for the fiscal year ended December 31, 2021, the Funds’ most recent fiscal year end, was as follows:

	Large Cap	Small Cap
	Dividend	Dividend	Multi-Asset
	Fund	Fund	Income Fund
Distributions paid from:
Ordinary income(a)	$723,327	$3,489,559	$4,126,741
Long-term capital gains	1,470,918	20,080,520	—
Total distributions paid	$2,194,245	$23,570,079	$4,126,741

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2022 (Unaudited)

At December 31, 2021, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Large Cap	Small Cap	Multi-Asset
	Dividend Fund	Dividend Fund	Income Fund
Undistributed ordinary income	$9,990	$48,123	$—
Undistributed long-term capital gains	—	2,673,576	—
Accumulated capital and other losses	—	—	(5,953,760)
Unrealized appreciation on investments	31,294,272	80,922,645	13,913,891
Total accumulated earnings	$31,304,262	$83,644,344	$7,960,131

The differences between book-basis and tax-basis unrealized appreciation (depreciation) are attributable primarily to: tax deferral of losses on wash sales, differences related to partnership investments and the return of capital adjustments from underlying investments.

As of December 31, 2021, the Multi-Asset Income Fund had short-term and long-term capital loss carryforwards of $1,633,573 and $4,320,187, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders. During the fiscal year ended December 31, 2021, the Small Cap Dividend Fund and the Multi-Asset Income Fund utilized capital loss carryforwards of $3,196,882 and $1,678,543, respectively.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of June 30, 2022, the Multi-Asset Income Fund had 26.19% of the value of its net assets invested in stocks within the Financials sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Crawford Funds

Notes to the Financial Statements (continued)

June 30, 2022 (Unaudited)

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. You may pay brokerage commissions on purchases and sales of exchange-traded fund shares, which are not reflected in the example. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 through June 30, 2022.

Actual Expenses

The first line of the table for each class provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table for each class provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table for each class is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

Summary of Fund Expenses (Unaudited) (continued)

		Beginning	Ending
		Account	Account	Expenses
		Value	Value	Paid	Annualized
		January 1,	June 30,	During	Expense
		2022	2022	Period(a)	Ratio
Crawford Large Cap Dividend Fund
Class I	Actual	$1,000.00	$871.40	$4.17	0.90%
	Hypothetical(b)	$1,000.00	$1,020.34	$4.50	0.90%

Class C	Actual	$1,000.00	$867.30	$8.79	1.90%
	Hypothetical(b)	$1,000.00	$1,015.38	$9.49	1.90%

Crawford Small Cap Dividend Fund

Class I	Actual	$1,000.00	$854.70	$4.55	0.99%
	Hypothetical(b)	$1,000.00	$1,019.88	$4.96	0.99%

Crawford Multi-Asset Income Fund
	Actual	$1,000.00	$968.00	$4.88	1.00%
	Hypothetical(b)	$1,000.00	$1,019.84	$5.01	1.00%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Rev: January 2020

FACTS	WHAT DO THE CRAWFORD FUNDS (the “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

●         Social Security number

●         account balances and account transactions

●         transaction or loss history and purchase history

●         checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (800) 431-1716

Who we are
Who is providing this notice?	Crawford Funds
Ultimus Fund Distributors, LLC (Distributor)
Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How do the Funds collect my personal information?

We collect your personal information, for example, when you

●      open an account or deposit money

●      buy securities from us or sell securities to us

●      make deposits or withdrawals from your account

●      give us your account information

●      make a wire transfer

●      tell us who receives the money

●      tell us where to send the money

●      show your government-issued ID

●      show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●      sharing for affiliates’ everyday business purposes — information about your creditworthiness

●      affiliates from using your information to market to you

●      sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

●      Crawford Investment Counsel, Inc., the investment adviser to the Funds, could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

●      The Crawford Funds do not share your personal information with nonaffiliates so they can market to you

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Crawford Funds do not jointly market.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (800) 431-1716 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES	INDEPENDENT REGISTERED
Daniel J. Condon, Chairman	PUBLIC ACCOUNTING FIRM
David R. Carson	Cohen & Company, Ltd.
Kenneth G.Y. Grant	151 N Franklin Street, Suite 575
Gary E. Hippenstiel	Chicago, IL 60606
Stephen A. Little
Ronald C. Tritschler

OFFICERS	LEGAL COUNSEL
Martin R. Dean, President	Thompson Hine LLP
Gweneth K. Gosselink,	312 Walnut Street, 20th Floor
Chief Compliance Officer	Cincinnati, OH 45202
Zachary P. Richmond,
Treasurer and Chief Financial Officer
Lynn E. Wood, Assistant Chief
Compliance Officer

INVESTMENT ADVISER	CUSTODIAN
Crawford Investment Counsel, Inc.	Huntington National Bank
600 Galleria Parkway SE	41 South High Street
Suite 1650	Columbus, OH 43215
Atlanta, GA 30339

DISTRIBUTOR	ADMINISTRATOR, TRANSFER
Ultimus Fund Distributors, LLC	AGENT AND FUND ACCOUNTANT
225 Pictoria Drive, Suite 450	Ultimus Fund Solutions, LLC
Cincinnati, OH 45246	225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

CRAWFORD-SAR-22

(b) Not applicable.

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By

______/s/ Martin R. Dean, President

Martin R. Dean, President

Date 9/06/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

_____/s/ Martin R. Dean, President

Martin R. Dean, President

Date 9/06/2022

By

______/s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer

Date 9/06/2022